SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Interest paid	$985	$829	$507
Income taxes paid	$172	$179	$427
Amounts paid and received for interest were reflected as operating cash flows in the Consolidated Statements of Cash Flows. Interest paid is net of debt related hedges.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the Consolidated Statements of Cash Flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Accounts receivable	$284	$42	$176
Prepayments	(415)	(120)	5
Accounts payable and other	(89)	146	(305)
Changes in non-cash working capital, net	$(220)	$68	$(124)